UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:9/30/01.

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   Frederick R. Keydel, Trustee
Address:7430 Second Avenue, 9th Floor
        Detroit, MI 48202-2717


Form 13F File Number: 028-05889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bartley J. Rainey
Title: Vice President & CFO
Phone: 713-529-3729

Signature, Place, and Date of Signing:

Bartley J. Rainey            Houston, TX           10/29/01
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $84,467
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

 1		028-05891       	 Harvey C. Fruehauf, Jr.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM Corp                      COM              885535104       77    20661 SH       OTHER   01                       20661
Abbott Laboratories            COM              002824100     3794    73179 SH       OTHER   01                       73179
Adobe Systems Inc              COM              00724F101      230     9600 SH       OTHER   01                        9600
American Mgmt Systems Co       COM              027352103      318    26487 SH       OTHER   01                       26487
Amgen Inc                      COM              031162100      482     8195 SH       OTHER   01                        8195
Applied Materials Inc          COM              038222105      228     8000 SH       OTHER   01                        8000
Automatic Data Proc.           COM              053015103     1176    24993 SH       OTHER   01                       24993
Avaya Inc                      COM              053499109      107    10797 SH       OTHER   01                       10797
Bank Amer Corp                 COM              060505104      672    11502 SH       OTHER   01                       11502
Bank One Corp                  COM              06423A103      722    22931 SH       OTHER   01                       22931
Be Free In                     COM              073308108       40    31228 SH       OTHER   01                       31228
CMGI Inc                       COM              125750109       14    14495 SH       OTHER   01                       14495
Ciena Corp                     COM              171779101     1262   122672 SH       OTHER   01                      122672
Cisco Systems Inc              COM              17275R102      197    16174 SH       OTHER   01                       16174
Citigroup Inc                  COM              172967101      771    19040 SH       OTHER   01                       19040
Conagra Foods Inc              COM              205887102      516    23000 SH       OTHER   01                       23000
Concord Comm Inc               COM              206186108      123    13841 SH       OTHER   01                       13841
Conoco Inc Cl B                COM              208251405      265    10457 SH       OTHER   01                       10457
Cooper Tire & Rubber           COM              216831107      396    27800 SH       OTHER   01                       27800
Diamond Offshore Dri           COM              25271C102      202     8000 SH       OTHER   01                        8000
Disney                         COM              254687106      422    22684 SH       OTHER   01                       22684
Doubleclick Inc                COM              258609304       75    13088 SH       OTHER   01                       13088
EMC Corp/Mass                  COM              268648102      379    32218 SH       OTHER   01                       32218
Electro Scientific Inds        COM              285229100      202     9200 SH       OTHER   01                        9200
Electronic Data Sys            COM              285661104      305     5300 SH       OTHER   01                        5300
Entrust Technologies Inc       COM              293848107       33    11700 SH       OTHER   01                       11700
Exxon Mobil                    COM              30231G102      378     9600 SH       OTHER   01                        9600
Georgia Pac. Timber Grp        COM              373298702    15215   420076 SH       OTHER   01                      420076
Georgia Pacific Corp           COM              373298108    23782   826056 SH       OTHER   01                      826056
Hewlett-Packard Co             COM              428236103      246    15318 SH       OTHER   01                       15318
Honeywell Intl Inc             COM              438516106      269    10185 SH       OTHER   01                       10185
IBM                            COM              459200101      237     2588 SH       OTHER   01                        2588
Intel Corp                     COM              458140100     4119   201514 SH       OTHER   01                      201514
Johnson Controls Inc           COM              478366107      967    14828 SH       OTHER   01                       14828
Kimberley-Clark Corp           COM              494368103      360     5800 SH       OTHER   01                        5800
Louisiana Pacific Corp         COM              546347105     1479   227612 SH       OTHER   01                      227612
Lucent Technologies            COM              549463107      743   129632 SH       OTHER   01                      129632
Masco Corp                     COM              574599106      204    10000 SH       OTHER   01                       10000
Merck & Co Inc                 COM              589331107     2085    31302 SH       OTHER   01                       31302
Microsoft Corp                 COM              594918104      794    15521 SH       OTHER   01                       15521
Minn. Mining & Mfg             COM              604059105      207     2100 SH       OTHER   01                        2100
Motorola Inc                   COM              620076109      218    13984 SH       OTHER   01                       13984
Nabors Ind Inc                 COM              629568106      210    10000 SH       OTHER   01                       10000
Nasdaq-100 Trust               COM              631100104      333    11500 SH       OTHER   01                       11500
Nortel Networks Corp           COM              656568102       74    13122 SH       OTHER   01                       13122
Openwave Systems Inc           COM              683718100     1291   101266 SH       OTHER   01                      101266
Oracle Corp                    COM              68389X105     1187    94328 SH       OTHER   01                       94328
Palm Inc                       COM              696642107       45    30638 SH       OTHER   01                       30638
Parametric Technology          COM              699173100     1678   323329 SH       OTHER   01                      323329
Pfizer Inc                     COM              717081103     4062   101293 SH       OTHER   01                      101293
Pharmacia Corp                 COM              71713U102      561    13832 SH       OTHER   01                       13832
Photronics Inc                 COM              719405102      255    13800 SH       OTHER   01                       13800
Precision Drilling Corp        COM              74022D100      664    31450 SH       OTHER   01                       31450
Proctor & Gamble Co            COM              742718109      449     6172 SH       OTHER   01                        6172
Red Hat Inc                    COM              756577102      140    40000 SH       OTHER   01                       40000
Republic Bancorp               COM              760282103      396    27656 SH       OTHER   01                       27656
Schlumberger Ltd               COM              806857108      724    15847 SH       OTHER   01                       15847
Scientific-Atlanta Inc         COM              808655104      425    24300 SH       OTHER   01                       24300
Sonus Networks Inc             COM              835916107      392   130658 SH       OTHER   01                      130658
Speechworks Int'l Inc          COM              84764m101       88    17784 SH       OTHER   01                       17784
Stanley Works                  COM              854616109      329     9000 SH       OTHER   01                        9000
Suntrust Banks Inc             COM              867914103      320     4800 SH       OTHER   01                        4800
Sybase Inc                     COM              871130100      155    16695 SH       OTHER   01                       16695
Symbol Technologies Inc        COM              871508107     1106   105409 SH       OTHER   01                      105409
Texas Instruments Inc          COM              882508104     2402    96144 SH       OTHER   01                       96144
The Dow Chemical Co            COM              260543103      377    11500 SH       OTHER   01                       11500
Tyco International Ltd         COM              902124106      705    15500 SH       OTHER   01                       15500
Vignette Corp                  COM              926734104      277    78244 SH       OTHER   01                       78244
Worldcom Inc                   COM              98157D106     1511   100448 SH       OTHER   01                      100448